UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

15 Eastlake Road,  Mt. Pleasant, SC

 29464

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

October 31

Date of reporting period: October 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

Annual Letter to Shareholders for the Period Ending October 31st, 2008

Dear Shareholder,

As we begin our ninth year with our Micro Cap strategy, the Satuit Capital Management Micro Cap Fund (SATMX), I would like to address what is always a hot investment topic: the relative performance of Micro/Small Cap versus Large Cap.  The most frequently asked questions I get are 1) “Is the Micro/Small Cap cycle over” and 2) “why an allocation to a Micro Cap strategy?”  I answer both of these questions by outlining three themes: diversification, relative valuation, and economic cycle.

With respect to diversification, the financial press and Wall Street strategists have, at the beginning of the last eight years, predicted the end of the Micro/Small Cap out performance cycle (relative to Large cap).  One of these years they may be correct!  My response to their prediction: it’s not about the “trade” from Micro/Small to Large or vice versa.  It’s about the allocation.  Over the long term, a properly allocated portfolio that is well diversified across Large, Mid, Small, and Micro Cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.  And by-the-way, looks like small cap will outperform large cap again this year.

Valuation is a key component to our long-term returns.  The universe of $500 million of market cap and less companies (Micro Cap) can reach over 5000.  The investment philosophy and investment process of SATMX favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates.  Thus, the portfolio is well diversified, with an attractive relative valuation and holds companies that have above average earnings per share growth.

Regarding the economic cycle, much has been written about the performance of smaller, U.S domestic companies as the economy moves out of an expansionary phase and into a slower, even recessionary economy.  Regarding performance, an investor needs only to review the last seven years of relative performance of Micro/Small Cap versus Large Cap to conclude that the U.S domestic economy has been expanding.  Looking at the economic data, it is difficult to argue a hockey stick economic recovery, rather a sustained period of moderate growth.

The sun rises in the east and sets in the west.  Economies expand; economies contract. If you skate to where the puck is going to be, you’ll get there before it does.  It’s the natural state of things.  And if you invest now in the asset class that has the best chance of outperforming over the next three years, you’ll do better than most.

On December 1st, the National Bureau of Economic Research (NBER) told us that the U.S economy is in a recession that started in December of 2007.  Who woulda-thunk-it?  Not to be glib towards the good folks at NBER but the only real surprise came as to their start date, December of 2007.  The only other folks (that I’ve read) to call that date had been Merrill Lynch (Merrill) so I guess kudos to Merrill for being on target…(hey Merrill!  When do think the economy will be expanding again?).  As many of you know, we have done much work on equity returns during expansionary periods and recessionary periods (please see our Introduction to Satuit Capital Management, LLC).  In light of that date certain, we decided to look at what happens to equity returns after recessionary periods ends.

Let’s keep in mind that the average recession (post WWII) has lasted about 9.6 months so our current recession looks to be headed to one of the longer ones.  Interestingly enough, if memory serves, the two longest

Recessions we’ve had (1973 to 1975 and 1981 to 1982) were preceded by oil price shocks.  See Table 1 below for returns during the last 10 U.S. Domestic recessions.

Source: University of Chicago CRSP, Satuit Capital Management, LLC

So, the $64,000 question at this point is: What’s an investor to do?

In an attempt to “skate where the puck is going to be” we decided to look at equity returns 1 year, 2 years and 3 years after recession’s ends.  The results are startling.

In Table 2 below calculate the returns of Micro Cap, Small Cap, Mid Cap and Large Cap one year after the recession end.  Our return calculation begins with $1 invested at the end of the last month of the recession.  For example, beginning on September of 1949 and ends on September 30th 1950.  The results do not surprise us.  Micro Cap Stocks, CRSP deciles 9 and 10 have outperformed 80% of the time the first 12 months after a recession ends.  We acknowledge that the standard deviation of returns is higher for Micro Cap.  However the “batting average” is 80% and the returns versus Small, Mid, and Large Cap are so much higher that we discount standard deviation as an investment factor.

Table 2			1 Year Returns
			After Recession Ends

		Micro Cap	Small Cap	Mid Cap	Large Cap
Recessionary Period	Months

Dec 48 – Sep 49	10	43.85%	38.99%	32.56%	31.53%
Jul 53 – Apr 54	10	60.62%	53.10%	45.14%	36.55%
Sep 57 – Mar 58	7	64.37%	55.42%	48.17%	36.46%
May 60 – Jan 61	9	21.71%	18.85%	16.89%	14.82%
Jan 70 – Oct 70	10	18.63%	23.21%	25.21%	17.20%
Dec 73 – Feb 75	14	72.39%	57.45%	46.12%	24.48%
Feb 80 – Jun 80	5	58.11%	43.41%	34.70%	17.84%
Aug 81 – Oct 82	14	0.84%	3.10%	3.60%	3.10%
Aug 90 – Apr 91	9	28.08%	24.81%	24.88%	17.99%
Apr 01 – Nov 01	8	-0.45%	-11.77%	-10.44%	-16.31%
December 2007

Average Return	9.60	36.82%	30.66%	26.68%	18.37%
Std Deviation		26.69%	23.23%	19.12%	16.05%

Best Return Highlighted in

% Times Best Return		80%	0%	20%	0%

Source :
Center for Research in Securities Prices - CRSP; University of Chicago
National Bureau of Economic Research - NBER
Satuit Capital Management, LLC

In Table 3 below we calculate the 2 year annualized returns of Micro Cap, Small Cap, Mid Cap and Large Cap 2 years after the end of the recession.  Our methodology again begins month end September 1949 and ends 2 years later on September 30th 1951.  We then calculate the annualized return of the period.  Surprisingly, we found that now, Micro Cap Stocks outperformed 90% of the time.  Further, the average return, a sizable 26.35% annualized, comes with the second lowest standard deviation at 10.66%.  Interestingly, Large Cap not only had the worst period return but also had the highest standard deviation of returns at 15.61% and 11.19% respectively.

Table 3			2 Year Annualized Returns
			After Recession Ends

		Micro Cap	Small Cap	Mid Cap	Large Cap
Recessionary Period	Months

Dec 48 – Sep 49	10	35.65%	34.38%	30.35%	30.20%
Jul 53 – Apr 54	10	37.54%	34.09%	30.95%	32.37%
Sep 57 – Mar 58	7	29.20%	25.08%	22.11%	18.76%
May 60 – Jan 61	9	11.27%	9.53%	8.93%	8.28%
Jan 70 – Oct 70	10	11.16%	16.53%	18.51%	20.27%
Dec 73 – Feb 75	14	38.05%	35.61%	27.80%	13.86%
Feb 80 – Jun 80	5	14.26%	8.98%	7.75%	1.19%
Aug 81 – Oct 82	14	34.21%	31.27%	26.87%	20.03%
Aug 90 – Apr 91	9	25.69%	21.03%	20.10%	13.19%
Apr 01 – Nov 01	8	26.49%	11.11%	8.54%	-2.04%
December 2007

Average Return	9.60	26.35%	22.76%	20.19%	15.61%
Std Deviation		10.66%	10.79%	9.10%	11.19%

Best Return Highlighted in

% Times Best Return		90%	0%	0%	10%

Source :
Center for Research in Securities Prices - CRSP; University of Chicago
National Bureau of Economic Research - NBER
Satuit Capital Management, LLC

Finally, in Table 4 below, we evaluate 3 year annualized returns after a recession ends.  Again, our investment begins month end September 1949 and terminates September 30th, 1952.  Micro Cap returns start to show weakness only outperforming 50% of the time.  Small Cap and Large Cap get in the picture and outperform occasionally.

Our final observation is this: if you add 1st and 2nd place performance, Micro and Small Cap outperform 70%, 90%, and 65% respectively over the one, two and three year periods.  That’s a pretty good batting average!

Table 4			3 Year Annualized Returns
			After Recession Ends

		Micro Cap	Small Cap	Mid Cap	Large Cap
Recessionary Period	Months

Dec 48 – Sep 49	10	22.30%	22.49%	21.43%	21.80%
Jul 53 – Apr 54	10	24.39%	22.68%	21.34%	21.15%
Sep 57 – Mar 58	7	7.42%	8.11%	8.53%	6.12%
May 60 – Jan 61	9	2.49%	1.93%	2.72%	3.70%
Jan 70 – Oct 70	10	-0.41%	5.04%	8.47%	13.13%
Dec 73 – Feb 75	14	32.17%	28.15%	18.79%	5.59%
Feb 80 – Jun 80	5	38.55%	32.72%	26.99%	17.75%
Aug 81 – Oct 82	14	16.31%	18.30%	15.49%	15.16%
Aug 90 – Apr 91	9	16.11%	13.53%	12.91%	8.90%
Apr 01 – Nov 01	8	22.53%	14.06%	11.11%	2.28%
December 2007

Average Return	9.60	18.19%	16.70%	14.78%	11.56%
Std Deviation		12.47%	10.02%	7.41%	7.23%

Best Return Highlighted in

% Times Best Return		50%	20%	10%	20%

Source :
Center for Research in Securities Prices - CRSP; University of Chicago
National Bureau of Economic Research - NBER
Satuit Capital Management, LLC

We would remind readers that our point is not to bash our Large Cap brethren.  Rather, we simply wanted to see if the current position of most Wall Street strategists and the financial press, (i.e. buy Large Cap now) could be backed up through the data.  The positions are based on the two arguments of recessionary economy and an interest rate decrease cycle by the Fed.  The Micro Cap/Small Cap versus Large Cap debate has been raging for years now and based on the data, it is hard to argue for an overweight position in Large Cap strategies.  At Satuit Capital Management, LLC we have always suggested to investors that a well diversified portfolio of equity securities will, over the long run, outperform the non-diversified portfolio.  We strongly suggest that now is not the time to forget about your Micro Cap and Small Cap equity allocation.

Our conclusion for investors is simple. Someone once said to me that the difference between an average investor and a great investor is their ability to separate reality from perception.  Reality drives alpha; perception drives you off a cliff!  Investors will be bombarded with strategies that are perceived to be winners.  We’ll bet investors will hear a lot about Large Cap and maybe international.  The perception is that those assets classes will outperform because they are bigger and are more liquid and that somehow this makes them more attractive.  That is perception.  Reality is in Tables 2, 3, and 4.

The return chart below is from the last recessionary period, April 2001 through November 2001.  We are not afraid of recessionary periods.

Finally, a picture being worth a thousand words, below is the chart of SATMX returns for the period ending October 31st, 2008 versus our most relevant benchmarks the Russell 2000 and the Russell Micro Cap Index.  SATMX’s return of -39.79% for the year ending October 31st 2008 is our worst absolute and relative performance since we began.  We take little comfort in the fact that most of our competitors are in the same boat or that we outperformed a majority of our competition over the year.

2008 proved to be the year of records, all of them bad!  We could write pages of negative commentary on what went wrong.  2008 was clearly a “six sigma” event.  And I stress the word “event”.  An event is singular in nature, not necessarily recurring and we say with much conviction that the equity returns we saw in 2008 are that once in a life time event that we doubt we’ll see again.  And given the work we’ve done on recessions and equity returns after recessions, we are looking forward to the next 5 years.

What helped and hurt our returns this year?  We can point to an absence of bank stocks in our financial holdings as a positive.  Frankly we have been underweight bank stocks since 2006.  We dramatically cut back our Energy position in April 2008 and exited most of the balance in July 2008 as the commodity price imploded.  We had also been underweight most other commodities entering the second half of the year.  That helped keep our returns from falling even further.

The most frequently asked questions we get is, “what do we attribute your long term performance to”?  Is it stock selection, sector allocation, strategic allocations, tactical allocations?  Our answer is this; We believe that companies that have an attractive valuation with above average expected earnings growth will out perform the market over the long term.  We identify those companies using a proprietary screening process and then apply rigorous bottom up fundamental analysis on those companies.  We have stuck to this process for eight years.  We are focused and disciplined to our investment philosophy and process and will not alter what we do to meet short term market swings.  Our investors can rest assured that the investment philosophy and process we used on December 12th 2000 is the same investment philosophy and process we used on December 12, 2008 and will be the same investment philosophy and process we will be using on December 12th 2020.

Sincerely,

Robert J. Sullivan

Portfolio Manager, SATMX

Chief Investment Officer, Satuit Capital Management, LLC

Satuit Capital Micro Cap Fund

Portfolio Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Satuit Capital Micro Cap Fund
	Schedule of Investments
	October 31, 2008

Shares/Principal		Value

COMMON STOCKS - 97.75%

Apparel & Other Finished Products - 2.42%
62,205	G-III Apparel Group *	$ 859,051
53,200	True Religion Apparel *	891,100
		1,750,151
Computer Storage Devices - 1.01%
132,200	Stec, Inc. *	727,100

Construction - Special Trade - 1.20%
70,800	Matrix Service Co. *	867,300

Electronic Computers - 1.52%
175,200	Super Micro Computer *	1,100,256

Electromedical & Electrotherapeutic Apparatus - 1.22%
57,425	Natus Medical, Inc. *	878,603

Finance Services - 1.65%
29,700	Life Partners Holdings, Inc.	1,193,346

Fire, Marine & Casualty Insurance - 9.49%
67,702	American Physicians Service Group, Inc.	1,326,959
81,400	Amerisafe, Inc. *	1,403,336
108,400	Amtrust Financial Services	1,064,488
120,500	Castlepoint Holdings	1,086,910
193,200	Maiden Holdings, Ltd.	873,264
52,400	Tower Group, Inc.	1,101,972
		6,856,929
Footwear - 1.78%
58,900	Steven Madden, Ltd. *	1,282,842

Industrial Instruments For Measuring - 1.32%
42,400	Hurco Companies *	954,000

Meat Packing Plants - 1.40%
117,300	Zhongpin, Inc. *	1,009,953

Metal Forging & Stamping - 1.18%
50,000	Ladish Co., Inc. *	851,500

Miscellaneous Electrical Machinery - 1.27%
201,200	Motor Car Parts of America *	917,472

Miscellaneous Manufacturing Industries - 1.55%
290,100	Shuffle Master, Inc. *	1,119,786

Motor & Generators - 0.57%
50,680	Harbin Electric, Inc. *	415,069

Oil & Gas Field Exploration - 0.66%
214,400	TGC Industries *	478,112

Oil & Gas Machinery & Equipment - 1.45%
28,285	Gulfmark Offshore *	1,046,545

Oil & Gas Field Services, NEC - 1.32%
72,100	Natural Gas Service Group *	955,325

Perfumes & Cosmetics - 1.47%
91,200	Inter Parfums	1,063,392

Pharmaceutical Preparations - 4.08%
131,900	3SBIO, Inc. *	823,056
48,200	Matrixx Initiatives *	789,998
118,400	Noven Pharmaceuticals *	1,332,000
		2,945,054
Railroads, Line-Haul Operating - 1.82%
93,999	Providence & Worcester	1,315,986

Retail-Auto Dealers and Gasoline - 1.69%
55,300	The Pantry *	1,217,706

Retail-Catalog & Mail-Order Houses - 1.63%
146,700	Sport Supply Group	1,178,001

Retail-Drug Stores and Propietary - 1.20%
49,000	Petmed Express, Inc. *	865,340

Semiconductors & Related Devices - 7.98%
251,200	GSI Technology, Inc. *	879,200
387,900	Intellon Corp. *	1,097,757
118,235	Mellanox Technologies Ltd. *	917,504
49,969	NVE Corp. *	1,411,624
188,000	Silicon Motion * ADR	654,240
247,700	Ultra Clean Holdings *	748,054
6,200	Techwell, Inc. *	54,312
		5,762,691
Services-Automotive Repair - 2.14%
71,700	Monro Muffler Brake, Inc.	1,543,701

Services-Computer Integrated Systems Design - 2.95%
279,900	Datalink Corp. *	862,092
53,200	NCI, Inc. Class A*	1,266,160
		2,128,252
Services Computer Programming - 1.83%
210,900	S1 Corporation *	1,322,343

Services-Educational Services - 1.86%
92,700	Lincoln Educational Services *	1,340,442

Services-Health Services - 1.56%
81,200	US Physical Therapy, Inc. *	1,127,056

Services-Home Health Care Services - 2.17%
657,800	PHC, Inc. Class A *	1,282,710
8,000	LHC Group, Inc. *	282,240
		1,564,950
Services-Hospitals - 1.90%
79,961	Rehabcare Group, Inc. *	1,369,732

Services-Management Consulting - 2.43%
227,200	Information Services Group *	624,800
210,700	NIC, Inc.	1,131,459
		1,756,259
Services-Management Services - 0.98%
67,500	China Security & Surveillance *	706,725

Services-Medical Laboratories - 1.05%
30,800	Bio-Reference Laboratories, Inc. *	757,372

Services-Miscellaneous Health & Allied Services - 1.63%
134,400	American Service Group, Inc. *	1,178,688

Services-Miscellaneous Repair - 1.53%
39,800	Team, Inc. *	1,105,246

Services-Offices & Clinics - 1.79%
630,500	Metropolitan Health Networks *	1,292,525

Services-Prepackaged Software - 2.65%
104,593	Interwoven, Inc. *	1,318,918
106,822	Paragon Shipping Class A	598,203
		1,917,121
Services-Social Services - 0.33%
5,000	Almost Family, Inc. *	240,800

Services-Skilled Nursing Care - 4.33%
92,500	Skilled Healthcare *	1,135,900
87,700	Sun Healthcare Group *	1,006,796
59,900	The Ensign Group	981,761
		3,124,457
Services-Testing Laboratories - 2.62%
216,700	Bio-Imaging Technologies, Inc. *	879,802
156,200	Eresearch Technology *	1,009,052
		1,888,854
Surgical & Medical Instruments - 6.12%
160,300	Anika Therapeutics *	984,242
75,700	Cantel Medical *	726,720
151,205	Home Diagnostics *	1,316,996
76,189	Merit Medical *	1,394,259
		4,422,217
Trucking - 1.17%
79,100	Celadon Group, Inc. *	845,579

Wholesale-Chemicals & Allied Products - 1.53%
41,200	Innophos Holdings	1,102,100

Wholesale-Drugs, Proprietaries - 1.43%
238,500	Allion Health Care, Inc. *	1,032,705

Wholesale-Industrial Machinery - 0.75%
38,600	DXP Enterprises, Inc. *	538,857

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 2.12%
24,350	American Science & Engineering , Inc.	1,531,615

TOTAL FOR COMMON STOCKS (Cost $81,795,757) - 97.75%		70,590,055

SHORT TERM INVESTMENTS - 2.21%
1,598,899	US Bank Repurchase Agreement, 0.50%, dated 10/31/2008, due 11/3/2008
	repurchase price $1,598,965, collateralized by U.S. Treasury Bonds	1,598,899
	with a market value of $1,631,091, yield of 4.50%, and maturity date of 9/01/2018
TOTAL SHORT TERM INVESTMENTS (Cost $1,598,899) - 2.21%		1,598,899

TOTAL INVESTMENTS (Cost $83,394,656) - 99.96%		72,188,954

OTHER ASSETS LESS LIABILITIES - 0.04%		29,555

NET ASSETS - 100.00%		$ 72,218,509

* Non-income producing securities during the period.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statement of Assets and Liabilities
October 31, 2008

Assets:
Investments, at Value (Cost $83,394,656)	$ 72,188,954
Receivables:
Securities Sold	1,050,889
Shareholder Subscriptions	486,185
Dividends and Interest	174
Total Assets	73,726,202
Liabilities:
Securities Purchased	1,373,326
Shareholder Redemptions	55,007
Accrued Management Fees	33,149
Distribution Fees (12b-1)	31,048
Other Accrued Expenses	15,163
Total Liabilities	1,507,693
Net Assets	$ 72,218,509

Net Assets Consist of:
Paid In Capital	101,961,352
Accumulated Undistributed Realized (Loss) on Investments	(18,537,141)
Unrealized Depreciation in Value of Investments	(11,205,702)
Net Assets, for 4,158,561 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 72,218,509

Net Asset Value Per Share and Offering Price ($72,218,509/4,158,561)	$ 17.37

Minimum Redemption Price Per Share*	$ 17.02

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statement of Operations
For the year ended October 31, 2008

Investment Income:
Dividends	$ 557,725
Interest	517,927
Interest from Securities Loaned - Net (Note 9)	524,930
Total Investment Income	1,600,582

Expenses:
Advisory Fees (Note 2)	1,557,712
Distribution Fees Class A	306,981
Distribution Fees Class C (Note 1)	18,800
Transfer Agent Fees	181,979
Printing and Mailing Fees	129,062
Administrative Fees	92,142
Legal Fees	66,762
Miscellaneous Fees	61,501
Registration Fees	45,862
Fund Accounting Fees	44,277
Custody Fees	40,503
Audit Fees	36,036
Compliance Fees	33,566
Insurance Fees	15,888
Directors Fees	13,441
Super Market Fees	11,237
Total Expenses	2,655,749
Fees Waived and Reimbursed by the Advisor (Note 2)	(199,328)
Net Expenses	2,456,421

Net Investment Loss	(855,839)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(18,535,360)
Net Change in Unrealized Depreciation on Investments	(39,858,492)
Net Realized and Unrealized Loss on Investments	(58,393,852)

Net Decrease in Net Assets Resulting from Operations	$ (59,249,691)

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Statements of Changes in Net Assets

	Years Ended
	10/31/2008		10/31/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (855,839)		$(1,410,497)
Net Realized Gain (Loss) on Investments	(18,535,360)		8,779,684
Unrealized Appreciation (Depreciation) on Investments	(39,858,492)		16,293,069
Net Increase (Decrease) in Net Assets Resulting from Operations	(59,249,691)		23,662,256

Distributions to Shareholders - Class A:
Realized Gains	(6,340,995)		-
Return of Capital	(124,483)		-
Net Change in Net Assets from Distributions	(6,465,478)		-

Distributions to Shareholders - Class C:
Realized Gains	(129,798)		-
Return of Capital	(2,548)		-
Net Change in Net Assets from Distributions	(132,346)		-

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	54,840,198	*	51,636,504
Shares Issued on Reinvestment of Dividends	6,308,016		-
Redemption Fees	(7,799)		-
Cost of Shares Redeemed	(81,821,919)		(37,128,794)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(20,681,504)		14,507,710

Capital Share Transactions - Class C:
Proceeds from Sale of Shares	145,261		886,476
Shares Issued on Reinvestment of Dividends	131,634		-
Cost of Shares Redeemed	(2,671,013)	*	(534,948)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(2,394,118)		351,528

Net Assets:
Net Increase (Decrease) in Net Assets	(88,923,137)		38,521,494
Beginning of Period	161,141,646		122,620,152
End of Period (Including Accumulated Undistributed Net Investment
Income of $0 and $0, Respectively)	$ 72,218,509		$161,141,646

Share Transactions - Class A:
Shares Sold	2,393,427	*	1,907,250
Shares Issued on Reinvestment of Dividends	236,314		-
Shares Redeemed	(3,702,829)		(1,372,106)
Net Increase (Decrease) in Shares	(1,073,088)		535,144
Outstanding at Beginning of Period	5,231,649		4,696,505
Outstanding at End of Period	4,158,561		5,231,649

Share Transactions - Class C:
Shares Sold	6,356		32,150
Shares Issued on Reinvestment of Dividends	5,028		-
Shares Redeemed	(120,114)	*	(20,139)
Net Increase (Decrease) in Shares	(108,730)		12,011
Outstanding at Beginning of Period	108,730		96,719
Outstanding at End of Period	-		108,730

*Includes 100,634 shares of Class C (valued at $22.12 per share) which were converted to 98,236 shares of Class A (valued at $22.66 per share).
See Note 1.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Micro Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	Class A Shares
	For the Years Ended
	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004

Net Asset Value, at Beginning of Period	$ 30.18	$ 25.59	$ 23.41	$ 20.63	$ 18.69

Income From Investment Operations:
Net Investment Income (Loss) *	(0.16)	(0.26)	(0.12)	(0.28)	(0.34)
Net Gain (Loss) on Securities (Realized and Unrealized)	(11.42)	4.85	4.44	3.90	2.57
Total from Investment Operations	(11.58)	4.59	4.32	3.62	2.23

Distributions from:
Return of Capital	(0.02)	-	-	-	-
Net Realized Gain	(1.21)	-	(2.14)	(0.84)	(0.29)
Total from Distributions	(1.23)	-	(2.14)	(0.84)	(0.29)

Net Asset Value, at End of Period	$ 17.37	$ 30.18	$ 25.59	$ 23.41	$ 20.63

Redemption Fees **	-	-	-	-	-

Total Return ***	(39.79)%	17.94%	19.39%	17.81%	10.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 72,219	$ 157,917	$ 120,182	$ 19,664	$ 16,588
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.11%	2.06%	2.30%	2.85%	3.10%
Ratio of Net Investment Income to Average Net Assets	(0.84)%	(1.09)%	(1.31)%	(2.21)%	(2.93)%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	2.54%
Ratio of Net Investment Income to Average Net Assets	(0.68)%	(0.98)%	(0.95)%	(1.31)%	(2.36)%
Portfolio Turnover	183.23%	141.91%	154.38%	183.57%	147.71%

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Amount calculated is less than $0.005.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends  and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

Note 1. Significant Accounting Policies

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares (Class A).  For the period of inception through July 25, 2008, the Fund had two share classes: A and C. On July 25, 2008, the Fund redeemed 100,634 outstanding shares of Class C (valued at $22.12 per share) for 98,236 shares of Class A (valued at $22.66 per share) pursuant to an action approved by the Board of Trustees. Subsequent to July 25, 2008, the Fund only offered Class A shares. The objective of the Fund is to seek to achieve long-term capital appreciation.

Prior to July 2008, Class A shares of the Fund had a front-end sales charge of 2.00%.  The Board has determined that it is in the best interest of the Micro Cap Fund and its shareholders to remove the front-end sales charge currently assessed on the Class A shares of the Fund, making this class a No-Load Class, effective July 25, 2008.  In, addition, the 2.00% deferred sales charge previously applicable to Class A shares has been removed.  The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund’s securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees (the “Board”).  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund.  Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

investment income and net capital gains, if any, so that it will not be subject to excise tax undistributed income and gains.  Therefore, no federal income tax or excise provision is required .

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

The Fund adopted Fin 48 effective October 31, 2007.

Management has concluded that as of the adoption date, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

As of and during the period ended October 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates.  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements: The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”).  The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board.  The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.  The Advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price.  Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

Security Loans:  The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral.  The Fund also continues to receive interest or dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Class Net Asset Values and Expenses: Prior to July 25, 2008, all income and expenses not attributable to a particular class and realized and unrealized gains are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Funds’ relatives not asset value or another appropriate basis (as determined by the Board).

Reclassifications of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2008, the Fund reclassified undistributed net investment loss of $855,839 to paid-in-capital.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Adviser”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets through October 31, 2008.  Additionally, for the period November 1, 2007 through July 25, 2008, the Advisor had agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for class C to 2.70% of the Funds’ C class average daily net assets for that period.  For the year ended October 31, 2008, the Advisor earned fees of $1,557,712, of which $199,328 were waived.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets.  For the year ended October 31, 2008, there were $306,981 and $18,800 of 12b-1 fees incurred by Class A and C shares, respectively.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.    The total amount of recoverable reimbursements as of October 31, 2008 was $567,454, and expire as follows:

2006	205,903	Expires 2011
2007	162,223	Expires 2012
2008	199,328	Expires 2013
	$567,454

Commonwealth Fund Services (“Commonwealth”) acted as the Fund Administrator to the Fund prior to September 1, 2008. During the period from November 1, 2007 to August 31, 2008, Commonwealth earned fees of $87,162.  Beginning September 1, 2008,  the Advisor to the Fund also acts as the Fund Administrator. For the period September 1, 2008 to October 31, 2008 the Administrator earned fees of $4,980.

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2008 aggregated $207,030,541 and $199,525,357, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.  These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the year ended October 31, 2008 and the year ended October 31, 2007 was as follows:

CLASS -A

Distributions paid from:	October 31, 2008	October 31, 2007
Ordinary Income	$0	$0
Return of Capital	124,483	0
Short-Term Capital Gain	3,230,828	0
Long-Term Capital Gain	3,110,167	0
	$6,465,478	$0

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

As of October 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary income	$0
Undistributed capital gain	(18,463,388)
Unrealized depreciation	(11,279,455)
Net Total	$(29,742,843)

For federal income tax purposes the cost of securities owned at October 31, 2008 was $83,468,409.  At October 31, 2008, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$4,288,847	$(15,568,302)	$(11,279,455)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) resulted from the deferral of wash sale losses.

Note 5. New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 30, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of October 31, 2008:

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

	Investment In Securities	Other Financial Instruments *
Level 1 - Quoted prices	$72,188,954	$0
Level 2 - Other significant observable inputs	0	0
Level 3 – Significant unobservable inputs	0	0
	$72,188,954	$0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

In March 2008, the FASB issued the Statement of Financial Accounting Statements No. 161, “Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Note 6. Change in Service Provider

The Board approved the hiring of Mutual Shareholder Services as the new transfer agent and fund accountant and Satuit Capital Management as the administrator which received $6,175, $4,111, and $4,980 at October 31, 2008 respectively. The former contracts with Commonwealth Fund Services (“Commonwealth”) (for transfer agent, fund accounting services and administrative services) were terminated effective September 1, 2008. Commonwealth, and affiliated entities, received $29,775 for contingent deferred sales charge (“CDSC”) fees, $175,804 for transfer agent services, $40,166 for fund accounting, and $87,162 for administrative services for the period ended in August 31, 2008.

Note 7. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2 (a) 9 of the Act.  As of October 31, 2008, Prudential Investment Management held approximately 40.72% of the voting securities of the Satuit Capital Micro Cap Fund.

Note 8. Capital Loss Carryforwards

At October 31, 2008, the Satuit Capital Micro Cap Fund had available for federal income tax purposes an unused capital loss carryforward of $18,463,388 which expires in 2016.  To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Note 9. Securities Lending

The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At October 31, 2008, the Fund had no securities lent out.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Satuit Capital Micro Cap Fund

(Satuit Capital Management Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Satuit Capital Micro Cap Fund, a series of the Satuit Capital Management Trust as of October 31, 2008, and the related statements of operations, and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets and the financial highlights for the periods indicated prior to the year ended October 31, 2008 were audited by other auditors, who expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2008 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Satuit Capital Micro Cap Fund as of October 31, 2008, and the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

December 29, 2008

Satuit Capital Micro Cap Fund
Expense Illustration
October 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 through October 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2008	October 31, 2008	May 1,2008 to October 31,2008

Actual	$1,000.00	$783.49	$8.77
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.38	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

Approval of Investment Advisory Agreement - The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.  Consistent with these responsibilities, the Board of Trustees (the “Board”) met in person on September 30, 2008 to, among other things, review and consider the approval of the continuation of the Investment Advisory Agreement by and between the Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel and operations.  The Board also received comparative data produced by third parties, including Morningstar and Lipper.  This information is in addition to the detailed information about the Fund that the Board reviewed during the course of the year, including information that related to Fund operations and Fund performance.  The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the continuation of the Advisory Agreement.  In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

As part of the renewal process and ongoing oversight of the advisory relationship, counsel sent an information request letter to the Advisor seeking certain relevant information.  The responses by the Advisor were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008 (UNAUDITED)

At the September 30, 2008 meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year period.  The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1. the nature, extent and quality of the services provided to the Fund under the Advisory Agreement;

2. the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3. the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4. the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and

5. the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund’s investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor.  In this regard, the Board evaluated, among other things, the Advisor’s personnel, experience, performance history and compliance program.  In particular, the Board noted the Advisor’s expertise in managing a portfolio of securities many of which are thinly traded, especially with regard to the 1940 Act’s restrictions on illiquid securities holdings.  The Board noted the recent expansion of the Advisor’s personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported renewal of the Advisory Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Advisory Agreement.  Specifically, the Board considered the Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends.  As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis.  In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor’s absolute performance was consistent with expectations for its investment methodology.  The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor’s profitability discussed below.  The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund’s performance has remained good.  The Board noted the Fund’s performance over the prior five year period and its ranking among its peer group.  The Board considered Mr. Sullivan’s statement that such five year performance and ranking has and will continue to be play a significant role in the Advisor’s ability to grow the Fund’s assets.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008 (UNAUDITED)

Fund Expenses.  With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and the Fund’s expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party.  The Trustees noted the Advisor had achieved significant growth of the Fund’s assets while maintaining its expense ratio, and that the Fund’s expense ratio remains competitive.  Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor’s expenses.  The Board also noted the Advisor’s continued willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund’s Class A shares.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability.  With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed management’s financial statements.  The Board considered whether the levels of compensation and profitability under the Advisory Agreement was reasonable and justified in light of the quality of all services rendered to the Fund.  Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale.  The Board considered the absence of any economies of scale and noted that given the size of the Fund and the fact that the Fund is the only fund managed by the Advisor at this time, there are no such economies to be passed along to shareholders.  However, the Trustees noted that they would continue to monitor the growth in assets of the Fund and any future series of the Trust that may be advised by the Advisor and asked the Advisor to continue to monitor the Fund’s expenses and asset size in connection with determining when economies of scale may allow develop which may be passed along to shareholders if deemed advisable under the circumstances.  The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.  Based on the independent Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the independent Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers - Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 2807 Gaston Gate Mt. Pleasant, S.C. 29466 (1961)	Chairman of the Board, President and Treasurer since December 2000.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
Non-Interested Trustees:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940) 2807 Gaston Gate Mt. Pleasant, SC 29466 1940	Trustee since October, 2002	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002; and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939) 2807 Gaston Gate Mt. Pleasant, SC 29466 (1939)	Trustee since November, 2003	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947) 2807 Gaston Gate Mt. Pleasant, SC 29466 1947	Trustee since November 2003	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950) 2807 Gaston Gate Mt. Pleasant, SC 29466 1950	Trustee since October, 2002	1

Consultant to small and emerging businesses since  2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Z-Seven Fund Inc. -- 1 Fund; Northern Lights Fund Trust -- 13 Funds; Northern Lights Variable Trust -- 13 Funds; AdvisorOne Funds -- 16 Funds; and The India Select Fund -- 1 Fund.
Officers:
Peter L. Smith 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (1932)	Chief Compliance Officer	N/A

Chief Compliance Officer, American Pension Investors Trust (investment company), and Chief Compliance Officer of Yorktown Management & Research Company, Inc. (investment adviser), since 2004; Chief Compliance Officer of Third Millennium Investment Advisors, LLC since 2005; Director of Compliance, AmeriMutual Funds Distributor from 2003 to 2006 and Senior Compliance Officer, Mutual Fund Services, FBR National Bank and Trust from 2002 to 2003.

				N/A

ITEM 2.

CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 1.

AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant’s  Board of Directors has determined that the Registrant has at least one audit committee financial  expert serving on its audit committee and those persons (Tony Hertl, Samuel Boyd, William E. Poist and Paul M. Dickinson) are  “independent,”  as defined by this Item 3.

ITEM 2.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2008.

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2008.

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2008.

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2008.

(e)(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Satuit Capital Small Cap Fund.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

100%

(d)

NA

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008.

(h)

Not applicable.  The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 3.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 4.

[RESERVED]

ITEM 5.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 6.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 7.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 8.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 9.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There  were no  changes  in the  registrant’s  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant’s  last fiscal half-year (the registrant’s  second fiscal  half-year in the case of an annual report) that has materially  affected, or is reasonably  likely  to  materially  affect, the registrant’s internal control over financial reporting.

ITEM 10.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 9, 2009

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  January 9, 2009

*

Print the name and title of each signing officer under his or her signature.